SCHEDULE OF INVESTMENTS (Details) - CAD ($)	3 Months Ended		7 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Balance at March 10, 2021			$ 500,000
Loss	$ (61,429)		(198,572)	(198,572)
Balance at September 30, 2021	$ 301,428		$ 301,428	$ 301,428